Financial Instruments and Financial Risk Management - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Detail) - Liquidity risk [member] $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	$ 2,333
Debt	5,227
Estimated interest payments on debt	5,052
Less Than 1 Year [member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	2,333
Estimated interest payments on debt	317
2-3 Years [member]
Disclosure of detailed information about financial instruments [line items]
Debt	190
Estimated interest payments on debt	625
4-5 Years [member]
Disclosure of detailed information about financial instruments [line items]
Debt	575
Estimated interest payments on debt	582
More Than 5 Years [member]
Disclosure of detailed information about financial instruments [line items]
Debt	4,462
Estimated interest payments on debt	$ 3,528